497(e)
                                                                         2-30070
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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED JULY 1, 2004 TO THE MAY 1, 2004

o EQUI-VEST(R) Employer-Sponsored Retirement Programs Prospectus and Statement of Additional Information ("SAI")
o EQUI-VEST(R) Vantage(SM)
o EQUI-VEST(R) TSA Advantage(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information contained in the above-referenced Prospectus, Supplements to Prospectus and SAI, dated May 1, 2004, as previously supplemented (together, the "Prospectuses") you received for any of the products listed above. The changes described below will be effective on July 1, 2004 or July 19, 2004, as applicable. Unless otherwise indicated, all other information in the Prospectuses remains unchanged. You should keep this Supplement with your Prospectuses. We will send you another copy of any Prospectus, without charge upon request.

APPLICABLE TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS, TSA AND EDC (SERIES 100 AND 200) AND TSA ADVANTAGE(SM) CONTRACTS ISSUED ON OR AFTER JULY 1, 2004; AND VANTAGE(SM) CONTRACTS (AND THE PARTICIPANT CERTIFICATES UNDER THE CONTRACTS) ISSUED ON OR AFTER JULY 19, 2004.

Guaranteed interest option and lifetime minimum guaranteed interest rate. The information on the lifetime minimum guaranteed interest rate is modified as follows:

In "Contract features and benefits" under "Guaranteed interest option," the second sentence of the final paragraph is deleted in its entirety and replaced with the following sentence:

     "The lifetime minimum guaranteed interest rate ranges from 1.50% to 4.00%, depending on your contract type and series, and the state where your contract is issued. The applicable rate is stated in your contract."









           The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                              New York, NY 10104
                                (212) 554-1234

  Copyright 2004. The Equitable Life Assurance Society of the United States.
                             All Rights reserved.
EQUI-VEST(R) is a registered servicemark and Vantage(SM) and TSA Advantage(SM)
                              are servicemarks of
          The Equitable Life Assurance Society of the United States.


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